Summary of significant accounting policies - Cash flow (Details) - Software - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-cash items
Assets acquired included in supplier payables which did not affect cash	R$ 3,713	R$ 380
Computers, furniture and facilities
Non-cash items
Assets acquired included in supplier payables which did not affect cash	R$ 2,465	R$ 2,419